Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Derivative financial instruments		¥ 408,829		¥ 224,074
Allowance for credit losses		364,516		288,385
Lease liabilities		166,026		158,220
Trading securities		92,607		115,783
Foreign tax credit and payments	[1]	87,110		112,412
Premises and equipment		52,928		45,797
Available-for-sale securities		38,313		1,454
Net operating loss carryforwards	[2],[3]	134,675		151,390
Other		325,147		338,067
Deferred Tax Assets, Gross, Total		1,670,149		1,435,582
Valuation allowance		(185,857)	[1],[2],[3]	(215,626)	[1],[2],[3]	¥ (233,991)	¥ (198,800)
Deferred tax assets, net of valuation allowance		1,484,291		1,219,956
Deferred tax liabilities:
Investments		606,109		370,063
Prepaid pension cost and accrued pension liabilities		212,903		203,490
Right-of-use assets		152,952		148,989
Other		184,537		188,913
Deferred tax liabilities		1,156,502		911,454
Net deferred tax assets		¥ 327,790		¥ 308,502

[1]	The amount includes ¥82,572 million and ¥59,644 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2025 and 2026, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal year ending March 31, 2027.
[2]	The amount includes ¥11,423 million and ¥1,613 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards as of March 31, 2025 is substantially offset by ¥4,408 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥24,943 million and ¥24,852 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2025 and 2026, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥24,943 million and ¥24,852 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.